Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:
Equipment	$594,740	$575,432
Computers	34,087	33,122
Office furniture	27,961	26,906
Leasehold improvements	23,461	23,461

	680,249	658,921

Accumulated depreciation:	431,933	358,219

Property and equipment, net	$248,316	$300,702

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 were $73,714, $149,307 and $88,289, respectively.